Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions/Investments with Related Parties [Abstract]
Transactions with related parties

3.

Transactions with related parties
a)

Altair Travel Agency S.A. (“Altair”):

The Company uses the

services of an affiliated

travel agent,
Altair, which is controlled by the Company’s CEO Mrs. Semiramis Paliou. Travel expenses for 2024, 2023
and

2022

amounted

to

$
2,569
,

$
2,525

and

$
2,644
,

respectively,

and

are

mainly

included

in

vessel
operating expenses and general and administrative expenses in the accompanying consolidated financial statements. As of

December 31, 2024

and 2023, an

amount of $
190

and $
62
, respectively,

was payable
to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

b)

Steamship Shipbroking Enterprises Inc. or

Steamship:

Steamship is a company controlled by
the Company’s

CEO Mrs.

Semiramis Paliou

and provides

brokerage services

to DSI

for a

fixed monthly
fee plus commission on

the sale of vessels, pursuant

to a Brokerage Services

Agreement.

For 2024, 2023
and 2022

brokerage fees

amounted to

$
4,093 , $ 3,900

and $
3,309
, respectively, and

are included

in general
and

administrative expenses

in

the

accompanying consolidated

statements of

income.

For

2024, 2023,
and 2022,

commissions related to

Steamship amounted to

$
544 , $ 906

and $
1,219
, respectively

and are
included in gain

on the sale

of vessels,

vessel cost and

equity method investments.

As of December

31,
2024 and 2023,

an amount of

$
0

and $
697
, respectively, was due to Steamship

included in “Due

to related
parties” in the accompanying consolidated balance sheets.
c)

Bond

issuance:

Officers

and

directors

of

the

Company

and/or

entities

affiliated

with

them
purchased an

aggregate of

$
47,300

principal amount

of the

$
150,000

senior unsecured

bond issued

on
July 2, 2024 (Note 8).